Stock-based Plans and Stock-based Compensation (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Risk-free interest rate	1.89%	0.43%
Expected life (years)	6 years 29 days	2 years 9 months 26 days
Dividend yield	0.00%	0.00%
Expected volatility	132.00%	122.00%
Minimum [Member]
Expected life (years)			3 years 6 months 29 days	2 years 10 months 10 days
Expected volatility			122.00%	61.00%
Maximum [Member]
Risk-free interest rate			0.60%	1.03%
Expected life (years)			5 years 3 months 7 days	3 years 6 months 29 days
Expected volatility			132.00%	73.40%